Plan Termination	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Description of Plan [Line Items]
Plan Termination

NOTE 8. PLAN TERMINATION

Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of Plan termination, participants would be deemed 100% vested in Company contributions.